   KPMG LLP
   Suite 1050
   833 East Michigan Street
   Milwaukee, WI 53202-5337

Report of Independent Registered Public Accounting Firm

The Board of Directors
Sentry Life Insurance Company and
The Contract Owners
Sentry Variable Life Account II:

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Sentry Variable Account II (comprised of the sub-accounts listed in the statement of assets and liabilities, collectively, the Accounts), as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Accounts' auditor since 2007.

Milwaukee, Wisconsin
February 20, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative ("KPMG International"), a Swiss entity.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account II
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2017
Assets:

Investments at fair value:

* Janus Henderson Series - Institutional Shares:
** Research Portfolio, 22,129 shares (cost $594,055)	$807,925
Enterprise Portfolio, 193,529 shares (cost $7,892,871)	13,672,858
Forty Portfolio, 30,650 shares (cost $1,096,363)	1,218,650
Global Research Portfolio, 7,141 shares (cost $213,235)	365,612
Balanced Portfolio, 32,339 shares (cost $915,020)	1,140,583

T. Rowe Price Fixed Income Series, Inc.:
*** Government Money Portfolio, 732,833 shares (cost $732,833)	732,833
Limited Term Bond Portfolio, 197,629 shares (cost $985,852)	952,574

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 50,080 shares (cost $1,117,305)	1,465,852
Personal Strategy Balanced Portfolio, 230,152 shares (cost $4,295,326)	4,853,899
Mid-Cap Growth Portfolio, 25,111 shares (cost $632,071)	709,377

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 12,542 shares (cost $174,446)	217,605

Vanguard Variable Insurance Fund:
Balanced Portfolio, 35,634 shares (cost $726,138)	883,719
Equity Index Portfolio, 8,914 shares (cost $261,587)	367,005
High Yield Bond Portfolio, 19,089 shares (cost $152,016)	155,191
Small Company Growth Portfolio, 20,165 shares (cost $441,468)	496,474
Mid-Cap Index Portfolio, 21,368 shares (cost $399,955)	506,851
REIT Index Portfolio, 33,494 shares (cost $445,525)	440,107

Total Assets	28,987,115
Total Liabilities	-

Net Assets	$28,987,115

See accompanying notes to financial statements

*	Formerly Janus Aspen Series
**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account II
STATEMENT OF OPERATIONS
December 31, 2017

	For the Year Ended December 31, 2017
				Janus Henderson
	Janus Henderson	Janus Henderson	Janus Henderson	Global	Janus Henderson
	Research**	Enterprise	Forty	Research	Balanced
	2017	2017	2017	2017	2017
Investment income:
Dividends	$2,968	$32,178	$-	$2,985	$17,134

Expenses:
Mortality and expense risk charges	9,150	151,804	14,543	4,259	12,806

Net investment income (loss)	(6,182)	(119,626)	(14,543)	(1,274)	4,328

Realized gains (loss) on investments:
Realized net investment gain (loss)	22,416	698,210	38,670	14,690	28,031

Capital gain distributions received	7,159	795,991	65,375	-	2,137

Realized gain (loss) on investments and
capital gain distributions, net	29,575	1,494,201	104,045	14,690	30,168

Unrealized appreciation (depreciation), net	153,794	1,524,811	212,162	67,111	134,354

Net increase (decrease) in net assets
from operations	$177,187	$2,899,386	$301,664	$80,527	$168,850

See accompanying notes to financial statements
**   Formerly Janus Aspen Janus Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account II
STATEMENT OF OPERATIONS
December 31, 2017

	For the Year Ended December 31, 2017
		T. Rowe Price		T. Rowe Price	T. Rowe Price	T. Rowe Price
	T. Rowe Price	Limited Term	T. Rowe Price	Personal Strategy	Mid-Cap	International
	Government Money***	Bond	Equity Income	Balanced	Growth	Stock
	2017	2017	2017	2017	2017	2017
Investment income:
Dividends	$2,524	$14,062	$24,475	$72,105	$-	$2,267

Expenses:
Mortality and expense risk charges	9,020	11,501	16,749	56,838	8,208	2,459

Net investment income (loss)	(6,496)	2,561	7,726	15,267	(8,208)	(192)

Realized gains (loss) on investments:
Realized net investment gain (loss)	-	(414)	24,533	60,034	23,744	5,777

Capital gain distributions received	-	-	137,787	235,929	84,148	8,352

Realized gain (loss) on investments and
capital gain distributions, net	-	(414)	162,320	295,963	107,892	14,129

Unrealized appreciation (depreciation), net	-	(3,562)	23,814	390,034	42,426	33,126

Net increase (decrease) in net assets
from operations	$(6,496)	$(1,415)	$193,860	$701,264	$142,110	$47,063

See accompanying notes to financial statements
***  Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account II
STATEMENT OF OPERATIONS
December 31, 2017

	For the Year Ended December 31, 2017
			Vanguard	Vanguard	Vanguard
	Vanguard	Vanguard	High Yield	Small Company	Mid-Cap	Vanguard
	Balanced	Equity Index	Bond	Growth	Index	REIT Index
	2017	2017	2017	2017	2017	2017
Investment income:
Dividends	$19,143	$6,321	$7,636	$2,305	$6,141	$12,944

Expenses:
Mortality and expense risk charges	9,923	4,141	1,869	5,864	6,176	5,935

Net investment income (loss)	9,220	2,180	5,767	(3,559)	(35)	7,009

Realized gains (loss) on investments:
Realized net investment gain (loss)	15,950	13,169	(181)	13,869	41,497	8,006

Capital gain distributions received	30,153	10,795	-	31,771	22,446	23,083

Realized gain (loss) on investments and
capital gain distributions, net	46,103	23,964	(181)	45,640	63,943	31,089

Unrealized appreciation (depreciation), net	49,104	37,627	3,158	55,469	19,813	(20,192)

Net increase (decrease) in net assets
from operations	$104,427	$63,771	$8,744	$97,550	$83,721	$17,906

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account II
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2017

	For the Years Ended December 31
							Janus Henderson
	Janus Henderson		Janus Henderson		Janus Henderson		Global		Janus Henderson
	Research**		Enterprise		Forty		Research		Balanced
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,182)	$(4,999)	$(119,626)	$(118,228)	$(14,543)	$(13,318)	$(1,274)	$(400)	$4,328	$10,251

Realized gains (losses) on investments	29,575	71,691	1,494,201	1,578,213	104,045	130,776	14,690	4,386	30,168	36,396

Unrealized appreciation (depreciation), net	153,794	(72,371)	1,524,811	(281,001)	212,162	(102,838)	67,111	(1,314)	134,354	(13,351)

Net increase (decrease) in net assets from operations	177,187	(5,679)	2,899,386	1,178,984	301,664	14,620	80,527	2,672	168,850	33,296

Contract transactions:
Purchase payments	10,010	11,037	66,150	38,032	9,378	58,308	4,919	5,298	10,100	8,211

Transfers between subaccounts, net	(263)	567	(257)	(79,337)	4,403	147	255	3,263	12,939	427

Withdrawals	(74,679)	(87,264)	(760,102)	(736,757)	(199,443)	(68,269)	(51,369)	(42,286)	(91,347)	(91,373)

Contract maintenance fees	(1,204)	(1,296)	(11,505)	(12,308)	(1,411)	(1,334)	(464)	(465)	(1,530)	(1,632)

Net increase (decrease) in net assets
derived from contract transactions	(66,136)	(76,956)	(705,714)	(790,370)	(187,073)	(11,148)	(46,659)	(34,190)	(69,838)	(84,367)

Total increase (decrease) in net assets	111,051	(82,635)	2,193,672	388,614	114,591	3,472	33,868	(31,518)	99,012	(51,071)

Net assets at beginning of year	696,874	779,509	11,479,186	11,090,572	1,104,059	1,100,587	331,744	363,262	1,041,571	1,092,642

Net assets at end of year	$807,925	$696,874	$13,672,858	$11,479,186	$1,218,650	$1,104,059	$365,612	$331,744	$1,140,583	$1,041,571
See accompanying notes to financial statements
**   Formerly Janus Aspen Janus Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account II
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2017

	For the Years Ended December 31
			T. Rowe Price				T. Rowe Price		T. Rowe Price		T. Rowe Price
	T. Rowe Price		Limited Term		T. Rowe Price		Personal Strategy		Mid-Cap		International
	Government Money***		Bond		Equity Income		Balanced		Growth		Stock
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,496)	$(9,316)	$2,561	$1,545	$7,726	$14,141	$15,267	$20,501	$(8,208)	$(7,956)	$(192)	$(263)

Realized gains (losses) on investments	-	-	(414)	454	162,320	154,869	295,963	112,663	107,892	97,009	14,129	9,228

Unrealized appreciation (depreciation), net	-	-	(3,562)	(198)	23,814	42,963	390,034	93,427	42,426	(55,872)	33,126	(7,209)

Net increase (decrease) in net assets from operations	(6,496)	(9,316)	(1,415)	1,801	193,860	211,973	701,264	226,591	142,110	33,181	47,063	1,756

Contract transactions:
Purchase payments	2,350	3,275	20,527	16,163	9,429	12,181	16,337	14,209	8,146	7,086	3,746	3,416

Transfers between subaccounts, net	(4,948)	10,336	(2,964)	13,245	(2,117)	1,984	26,079	(974)	(161)	(96,981)	606	1,489

Withdrawals	(20,860)	(41,775)	(29,785)	(133,032)	(73,579)	(182,232)	(399,102)	(513,941)	(70,059)	(28,319)	(29,650)	(10,236)

Contract maintenance fees	(782)	(784)	(1,238)	(1,429)	(1,651)	(1,687)	(3,884)	(4,300)	(616)	(704)	(276)	(316)

Net increase (decrease) in net assets
derived from contract transactions	(24,240)	(28,948)	(13,460)	(105,053)	(67,918)	(169,754)	(360,570)	(505,006)	(62,690)	(118,918)	(25,574)	(5,647)

Total increase (decrease) in net assets	(30,736)	(38,264)	(14,875)	(103,252)	125,942	42,219	340,694	(278,415)	79,420	(85,737)	21,489	(3,891)

Net assets at beginning of year	763,569	801,833	967,449	1,070,701	1,339,910	1,297,691	4,513,205	4,791,620	629,957	715,694	196,116	200,007

Net assets at end of year	$732,833	$763,569	$952,574	$967,449	$1,465,852	$1,339,910	$4,853,899	$4,513,205	$709,377	$629,957	$217,605	$196,116

See accompanying notes to financial statements
*** Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account II
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2017

	For the Years Ended December 31
					Vanguard		Vanguard		Vanguard
	Vanguard		Vanguard		High Yield		Small Company		Mid-Cap		Vanguard
	Balanced		Equity Index		Bond		Growth		Index		REIT Index
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,220	$10,016	$2,180	$3,455	$5,767	$6,317	$(3,559)	$(3,604)	$(35)	$584	$7,009	$5,810

Realized gains (losses) on investments	46,103	55,078	23,964	17,177	(181)	(843)	45,640	41,200	63,943	45,777	31,089	47,680

Unrealized appreciation (depreciation), net	49,104	4,734	37,627	11,071	3,158	9,141	55,469	16,924	19,813	(3,459)	(20,192)	(28,655)

Net increase (decrease) in net assets from operations	104,427	69,828	63,771	31,703	8,744	14,615	97,550	54,520	83,721	42,902	17,906	24,835

Contract transactions:
Purchase payments	16,110	11,155	1,320	1,320	514	972	4,625	3,134	12,398	9,495	9,588	11,397

Transfers between subaccounts, net	(632)	25,497	(1,246)	(450)	561	2,798	(4,022)	12,481	(1,823)	29,270	(25,938)	76,190

Withdrawals	(26,009)	(61,300)	(25,047)	(23,184)	(11,210)	(13,412)	(63,540)	(32,327)	(73,886)	(16,910)	(83,442)	(23,072)

Contract maintenance fees	(627)	(608)	(324)	(346)	(230)	(242)	(516)	(457)	(449)	(415)	(423)	(395)

Net increase (decrease) in net assets
derived from contract transactions	(11,158)	(25,256)	(25,297)	(22,660)	(10,365)	(9,884)	(63,453)	(17,169)	(63,760)	21,440	(100,215)	64,120

Total increase (decrease) in net assets	93,269	44,572	38,474	9,043	(1,621)	4,731	34,097	37,351	19,961	64,342	(82,309)	88,955

Net assets at beginning of year	790,450	745,878	328,531	319,488	156,812	152,081	462,377	425,026	486,890	422,548	522,416	433,461

Net assets at end of year	$883,719	$790,450	$367,005	$328,531	$155,191	$156,812	$496,474	$462,377	$506,851	$486,890	$440,107	$522,416

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2017

1.	Organization
The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. Management of the Company has determined that there is no justification for substantial doubt regarding the entity's ability to continue as a going concern.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Henderson Series - Institutional Shares, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports is included in the Variable Account's Annual Report.

The Variable Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

2.	Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments
Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2017. The Funds value their investment securities at fair value.
Securities Transactions and Investment Income
Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex- dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.
Federal Income Taxes
The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.
Subsequent Events
In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2017 through February 20, 2018, the date the financial statements were issued. No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
3.	Purchases and Sales of Securities

In 2017, purchases and proceeds on sales of the Funds' shares were as follows:
			Proceeds
		Purchases	on Sales
**	Janus Henderson Research Portfolio	$20,325	$85,485
	Janus Henderson Enterprise Portfolio	972,600	1,001,949
	Janus Henderson Forty Portfolio	79,631	215,872
	Janus Henderson Global Research Portfolio	8,214	56,146
	Janus Henderson Balanced Portfolio	43,510	106,883
***	T. Rowe Price Government Money Portfolio	6,300	37,037
	T. Rowe Price Limited Term Bond Portfolio	38,022	48,921
	T. Rowe Price Equity Income Portfolio	171,767	94,172
	T. Rowe Price Personal Strategy Balanced Portfolio	416,521	525,895
	T. Rowe Price Mid-Cap Growth Portfolio	92,508	79,259
	T. Rowe Price International Stock Portfolio	15,204	32,617
	Vanguard Balanced Portfolio	66,251	38,036
	Vanguard Equity Index Portfolio	18,436	30,758
	Vanguard High Yield Bond Portfolio	8,711	13,309
	Vanguard Small Company Growth Portfolio	38,782	74,023
	Vanguard Mid-Cap Index Portfolio	41,255	82,606
	Vanguard REIT Index Portfolio	48,913	119,035
	Total	$2,086,950	$2,642,003

In 2016, purchases and proceeds on sales of the Funds' shares were as follows:
			Proceeds
		Purchases	on Sales
	Janus Aspen Janus Portfolio	$64,549	$100,959
	Janus Aspen Enterprise Portfolio	937,744	966,102
	Janus Aspen Forty Portfolio	214,649	89,045
	Janus Aspen Global Research Portfolio	12,263	46,854
	Janus Aspen Balanced Portfolio	47,678	106,963
***	T. Rowe Price Government Money Portfolio	14,365	52,628
	T. Rowe Price Limited Term Bond Portfolio	45,040	148,549
	T. Rowe Price Equity Income Portfolio	168,071	199,792
	T. Rowe Price Personal Strategy Balanced Portfolio	194,854	578,393
	T. Rowe Price Mid-Cap Growth Portfolio	49,303	135,364
	T. Rowe Price International Stock Portfolio	14,204	12,910
	Vanguard Balanced Portfolio	92,331	74,284
	Vanguard Equity Index Portfolio	15,026	28,310
	Vanguard High Yield Bond Portfolio	12,196	15,763
	Vanguard Small Company Growth Portfolio	54,657	38,290
	Vanguard Mid-Cap Index Portfolio	78,633	26,946
	Vanguard REIT Index Portfolio	167,875	66,911
	Total	$2,183,438	$2,688,063
**   Formerly Janus Aspen Janus Portfolio
*** Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
4.	Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.  This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 3.0% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.  In the event contracts would be issued in states assessing  their  premium taxes  at the  time purchase payments are made,  the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:
	Level 1	Level 2	Level 3	Total

Variable Account Investments	-	$28,987,115	-	$28,987,115

The Variable Life Account only invests in funds with fair value measurements in Level 2 and did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
6.      Changes in Units Outstanding

   The changes in units outstanding for the year ended December 31, 2017 were as follows:
		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
**	Janus Henderson Research Portfolio	774	5,877	(5,103)
	Janus Henderson Enterprise Portfolio	1,168	6,756	(5,588)
	Janus Henderson Forty Portfolio	708	9,868	(9,160)
	Janus Henderson Global Research Portfolio	543	5,243	(4,700)
	Janus Henderson Balanced Portfolio	1,055	4,208	(3,153)
***	T. Rowe Price Government Money Portfolio	188	1,403	(1,215)
	T. Rowe Price Limited Term Bond Portfolio	652	1,019	(367)
	T. Rowe Price Equity Income Portfolio	353	2,766	(2,413)
	T. Rowe Price Personal Strategy Balanced Portfolio	1,576	6,607	(5,031)
	T. Rowe Price Mid-Cap Growth Portfolio	219	1,775	(1,556)
	T. Rowe Price International Stock Portfolio	360	2,523	(2,163)
	Vanguard Balanced Portfolio	659	1,098	(439)
	Vanguard Equity Index Portfolio	52	1,064	(1,012)
	Vanguard High Yield Bond Portfolio	49	524	(475)
	Vanguard Small Company Growth Portfolio	155	2,139	(1,984)
	Vanguard Mid-Cap Index Portfolio	410	2,342	(1,932)
	Vanguard REIT Index Portfolio	365	3,191	(2,826)

   The changes in units outstanding for the year ended December 31, 2016 were as follows:
		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
	Janus Aspen Janus Portfolio	1,369	8,216	(6,847)
	Janus Aspen Enterprise Portfolio	398	7,919	(7,521)
	Janus Aspen Forty Portfolio	4,092	4,518	(426)
	Janus Aspen Global Research Portfolio	1,012	5,032	(4,020)
	Janus Aspen Balanced Portfolio	495	4,627	(4,132)
***	T. Rowe Price Government Money Portfolio	712	2,140	(1,428)
	T. Rowe Price Limited Term Bond Portfolio	854	3,716	(2,862)
	T. Rowe Price Equity Income Portfolio	652	8,058	(7,406)
	T. Rowe Price Personal Strategy Balanced Portfolio	294	8,341	(8,047)
	T. Rowe Price Mid-Cap Growth Portfolio	257	3,719	(3,462)
	T. Rowe Price International Stock Portfolio	457	974	(517)
	Vanguard Balanced Portfolio	1,711	2,830	(1,119)
	Vanguard Equity Index Portfolio	89	1,152	(1,063)
	Vanguard High Yield Bond Portfolio	196	694	(498)
	Vanguard Small Company Growth Portfolio	613	1,342	(729)
	Vanguard Mid-Cap Index Portfolio	1,550	761	789
	Vanguard REIT Index Portfolio	3,435	1,742	1,693

    **Formerly Janus Aspen Janus Portfolio
  ***Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2017
7.   Financial Highlights

 A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2017 is as follows:
					Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

			Net Assets
			Unit				Total
		Units	Value	(000's)			Return
**	Janus Henderson Research Portfolio	56,687	$14.25	$808	1.20%	0.39	26.37%
	Janus Henderson Enterprise Portfolio	97,780	139.83	13,673	1.20	0.25	25.92
	Janus Henderson Forty Portfolio	54,952	22.18	1,219	1.20	-	28.78
	Janus Henderson Global Research Portfolio	33,813	10.81	366	1.20	0.84	25.53
	Janus Henderson Balanced Portfolio	45,883	24.86	1,141	1.20	1.59	17.03
***	T. Rowe Price Government Money Portfolio	36,778	19.93	733	1.20	0.34	(0.86)
	T. Rowe Price Limited Term Bond Portfolio	26,004	36.63	953	1.20	1.46	(0.15)
	T. Rowe Price Equity Income Portfolio	50,290	29.15	1,466	1.20	1.74	14.65
	T. Rowe Price Personal Strategy Balanced Portfolio	63,873	75.99	4,854	1.20	1.52	16.02
	T. Rowe Price Mid-Cap Growth Portfolio	16,390	43.28	709	1.20	-	23.30
	T. Rowe Price International Stock Portfolio	15,563	13.98	218	1.20	1.10	26.37
	Vanguard Balanced Portfolio	31,451	28.10	884	1.20	2.30	13.36
	Vanguard Equity Index Portfolio	13,277	27.64	367	1.20	1.82	20.22
	Vanguard High Yield Bond Portfolio	6,947	22.34	155	1.20	4.89	5.74
	Vanguard Small Company Growth Portfolio	14,556	34.11	496	1.20	0.47	22.01
	Vanguard Mid-Cap Index Portfolio	14,818	34.21	507	1.20	1.19	17.67
	Vanguard REIT Index Portfolio	12,341	35.66	440	1.20	2.64	3.53

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2016 is as follows:
					Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

			Net Assets
			Unit				Total
		Units	Value	(000's)			Return
	Janus Aspen Janus Portfolio	61,790	$11.28	$697	1.20%	0.53%	(0.69)%
	Janus Aspen Enterprise Portfolio	103,368	111.05	11,479	1.20	0.14	11.03
	Janus Aspen Forty Portfolio	64,112	17.22	1,104	1.20	-	0.98
	Janus Aspen Global Research Portfolio	38,513	8.61	332	1.20	1.09	0.85
	Janus Aspen Balanced Portfolio	49,036	21.24	1,042	1.20	2.19	3.36
***	T. Rowe Price Government Money Portfolio	37,993	20.10	764	1.20	-	(1.19)
	T. Rowe Price Limited Term Bond Portfolio	26,371	36.69	967	1.20	1.36	0.16
	T. Rowe Price Equity Income Portfolio	52,703	25.42	1,340	1.20	2.29	17.76
	T. Rowe Price Personal Strategy Balanced Portfolio	68,904	65.50	4,513	1.20	1.65	5.19
	T. Rowe Price Mid-Cap Growth Portfolio	17,946	35.10	630	1.20	-	5.00
	T. Rowe Price International Stock Portfolio	17,726	11.06	196	1.20	1.06	0.91
	Vanguard Balanced Portfolio	31,890	24.79	790	1.20	2.53	9.70
	Vanguard Equity Index Portfolio	14,289	22.99	329	1.20	2.28	10.49
	Vanguard High Yield Bond Portfolio	7,422	21.13	157	1.20	5.30	10.03
	Vanguard Small Company Growth Portfolio	16,540	27.95	462	1.20	0.35	13.58
	Vanguard Mid-Cap Index Portfolio	16,750	29.07	487	1.20	1.32	9.80
	Vanguard REIT Index Portfolio	15,167	34.45	522	1.20	2.36	7.07

# Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

  **Formerly Janus Aspen Janus Portfolio
***Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2017

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2015 is as follows:
				Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

		Net Assets
		Unit				Total
	Units	Value	(000's)			Return
Janus Aspen Janus Portfolio	68,637	$11.36	$780	1.20%	0.63%	4.09%
Janus Aspen Enterprise Portfolio	110,889	100.02	11,091	1.20	0.65	2.79
Janus Aspen Forty Portfolio	64,538	17.05	1,101	1.20	-	10.88
Janus Aspen Global Research Portfolio	42,533	8.54	363	1.20	0.63	(3.46)
Janus Aspen Balanced Portfolio	53,168	20.55	1,093	1.20	1.57	(0.58)
T. Rowe Price Prime Reserve Portfolio	39,421	20.34	802	1.20	-	(1.20)
T. Rowe Price Limited Term Bond Portfolio	29,233	36.63	1,071	1.20	1.15	(0.89)
T. Rowe Price Equity Income Portfolio	60,109	21.59	1,298	1.20	1.82	(7.97)
T. Rowe Price Personal Strategy Balanced Portfolio	76,951	62.27	4,792	1.20	1.71	(1.24)
T. Rowe Price Mid-Cap Growth Portfolio	21,408	33.43	716	1.20	-	5.29
T. Rowe Price International Stock Portfolio	18,243	10.96	200	1.20	0.90	(2.09)
Vanguard Balanced Portfolio	33,009	22.60	746	1.20	2.45	(1.11)
Vanguard Equity Index Portfolio	15,352	20.81	319	1.20	2.00	0.05
Vanguard High Yield Bond Portfolio	7,920	19.20	152	1.20	6.69	(2.75)
Vanguard Small Company Growth Portfolio	17,269	24.61	425	1.20	0.42	(3.92)
Vanguard Mid-Cap Index Portfolio	15,961	26.47	423	1.20	1.28	(2.62)
Vanguard REIT Index Portfolio	13,474	32.17	433	1.20	1.82	1.00

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2014 is as follows:
				Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

		Net Assets
		Unit				Total
	Units	Value	(000's)			Return
Janus Aspen Janus Portfolio	72,338	$10.91	$789	1.20%	0.36%	11.66%
Janus Aspen Enterprise Portfolio	130,682	97.30	12,716	1.20	0.16	11.19
Janus Aspen Forty Portfolio	72,323	15.38	1,112	1.20	0.16	7.44
Janus Aspen Global Research Portfolio	50,489	8.85	447	1.20	1.09	6.17
Janus Aspen Balanced Portfolio	62,943	20.67	1,301	1.20	1.75	7.22
T. Rowe Price Prime Reserve Portfolio	51,820	20.58	1,067	1.20	-	(1.19)
T. Rowe Price Limited Term Bond Portfolio	42,200	36.95	1,559	1.20	1.27	(0.56)
T. Rowe Price Equity Income Portfolio	64,919	23.46	1,523	1.20	1.74	6.10
T. Rowe Price Personal Strategy Balanced Portfolio	96,318	63.05	6,073	1.20	1.63	3.95
T. Rowe Price Mid-Cap Growth Portfolio	23,368	31.75	742	1.20	-	11.77
T. Rowe Price International Stock Portfolio	20,177	11.20	226	1.20	1.05	(2.41)
Vanguard Balanced Portfolio	35,971	22.85	822	1.20	2.39	8.54
Vanguard Equity Index Portfolio	24,131	20.80	502	1.20	1.88	12.16
Vanguard High Yield Bond Portfolio	17,032	19.75	336	1.20	3.34	3.16
Vanguard Small Company Growth Portfolio	22,818	25.62	585	1.20	0.31	2.15
Vanguard Mid-Cap Index Portfolio	18,334	27.19	498	1.20	0.92	12.25
Vanguard REIT Index Portfolio	13,658	31.85	435	1.20	3.31	28.57

        # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2017

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2013 is as follows:
				Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

		Net Assets
		Unit				Total
	Units	Value	(000's)			Return
Janus Aspen Janus Portfolio	76,175	$9.77	$744	1.20%	0.77%	28.79%
Janus Aspen Enterprise Portfolio	152,103	87.51	13,311	1.20	0.50	30.81
Janus Aspen Forty Portfolio	75,281	14.31	1,078	1.20	0.72	29.67
Janus Aspen Global Research Portfolio	54,452	8.33	454	1.20	1.22	26.90
Janus Aspen Balanced Portfolio	71,502	19.28	1,379	1.20	1.51	18.73
T. Rowe Price Prime Reserve Portfolio	54,229	20.83	1,130	1.20	-	(1.19)
T. Rowe Price Limited Term Bond Portfolio	50,762	37.16	1,886	1.20	1.55	(1.07)
T. Rowe Price Equity Income Portfolio	66,929	22.11	1,480	1.20	1.52	28.18
T. Rowe Price Personal Strategy Balanced Portfolio	108,680	60.66	6,592	1.20	1.48	16.53
T. Rowe Price Mid-Cap Growth Portfolio	24,133	28.41	686	1.20	-	35.08
T. Rowe Price International Stock Portfolio	21,744	11.47	249	1.20	0.87	12.69
Vanguard Balanced Portfolio	42,027	21.05	885	1.20	2.46	18.46
Vanguard Equity Index Portfolio	29,473	18.54	547	1.20	1.73	30.61
Vanguard High Yield Bond Portfolio	9,826	19.14	188	1.20	4.59	3.10
Vanguard Small Company Growth Portfolio	26,231	25.08	658	1.20	0.72	44.82
Vanguard Mid-Cap Index Portfolio	19,790	24.22	479	1.20	1.12	33.33
Vanguard REIT Index Portfolio	15,534	24.77	385	1.20	2.51	1.10

        # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

8.  Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.